Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-Term Debt
Summary of long-term debt

(in thousands of dollars)	December 31, 2016	December 31, 2015
Revolver	$178,000	$110,000
2022 Notes	409,148	500,000
2023 Notes	150,000	250,000
Total principal amount	737,148	860,000
Less: unamortized discount	(6,240)	(12,088)
Less: debt issuance costs, net	(6,899)	(10,258)
Total carrying amount	$724,009	$837,654